RELATED PARTY TRANSACTIONS AND BALANCES - Transactions (Details)	1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2020 USD ($)
Related Party Transaction [Line Items]
Rental expenses from related parties			¥ 825,228	¥ 825,228
Guarantor Obligations, Guarantee Fee Income Receivable			118,997,570		¥ 115,381,880
Guarantor Obligations, Carrying Value			60,836,893		72,019,365
Related Party Transaction, Other Revenues from Transactions with Related Party				17,438,596
Guarantor Obligations, Current Carrying Value			22,945,516		25,687,692	$ 3,379,509
Guarantor Obligations Proceeds Of Guarantee Fee			0	0
Payments for Other Fees			¥ 17,106,669	¥ 17,039,923
Payments Made in Advance related to Service Fee	¥ 76,356,466	$ 11,200,000
Escrow Service Expenses			8,479,875	17,218,612
Lessor, Operating Lease, Term of Contract			10 years			10 years
Construction in progress			¥ 463,208,430		806,051,793
Due from related parties			94,289,123		91,416,575
Outstanding receivables settlement within 2020			444,109,311		¥ 520,503,579	$ 65,410,232
Minimum [Member]
Related Party Transaction [Line Items]
Amortization period for guarantee liability					1 year
Maximum [Member]
Related Party Transaction [Line Items]
Amortization period for guarantee liability					16 years
Jinko-Tiansheng [Member]
Related Party Transaction [Line Items]
Payments for Other Fees			17,106,669	¥ 17,039,923
Sweihan Pv [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party			54,090,244	144,287,938
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses from related parties			825,228	825,228
Guarantor Obligations, Current Carrying Value			2,630,000,000			$ 377,400,000
Jinko Power Group [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party			849,473	7,812,477
Related Party Transaction, Other Revenues from Transactions with Related Party			11,007,586
Revenue from Rental Services			1,632,960	¥ 1,632,960
Jinko Power
Related Party Transaction [Line Items]
Due from related parties			444,000,000
Due from related parties over due over one year			416,000,000
Interest on overdue receivable from related parties			0
Outstanding receivables settlement within 2020			¥ 300,000,000